Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Nov. 28, 2014	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000148908
Account Value [Line Items]
Line Graph and Table Measure Name	Sterling Capital Behavioral International Equity Fund - A
Account Value	$ 9,425	$ 13,774		$ 11,297	$ 8,524	$ 11,275	$ 9,133	$ 10,350	$ 11,339	$ 11,508	$ 9,342	$ 8,712
C000148909
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Behavioral International Equity Fund - C
Account Value	10,000	$ 13,581		11,218	8,527	11,358	9,276	10,590	11,695	11,955	9,784	9,197
C000199535
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Behavioral International Equity Fund - R6
Account Value	10,000	$ 14,995		12,254	9,222	12,155	9,826	11,101	12,130	12,272	9,940	9,264
C000148910
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Behavioral International Equity Fund - I
Account Value	$ 10,000	$ 14,948		12,232	9,196	12,143	9,804	11,096	12,119	12,272	9,940	9,264
C000009820
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Behavioral Large Cap Value Equity Fund - A
Account Value		$ 22,114	$ 9,426	16,820	14,447	16,023	11,645	12,819	13,126	11,839	9,954	9,161
C000009822
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Behavioral Large Cap Value Equity Fund - C
Account Value		$ 21,778	10,000	16,694	14,446	16,141	11,820	13,105	13,521	12,280	10,407	9,648
C000009819
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Behavioral Large Cap Value Equity Fund - I
Account Value		$ 24,051	10,000	18,248	15,631	17,295	12,542	13,776	14,068	12,652	10,616	9,745
C000199529
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Behavioral Large Cap Value Equity Fund - R6
Account Value		$ 19,106		14,485	12,397	13,695	9,930	10,897	11,122	10,000
C000084353
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Behavioral Small Cap Value Equity Fund - A
Account Value		$ 20,901	9,428	16,304	14,365	16,606	10,081	12,270	13,568	12,838	10,553	9,636
C000084355
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Behavioral Small Cap Value Equity Fund - C
Account Value		$ 20,554	10,000	16,151	14,330	16,700	10,204	12,517	13,950	13,301	11,017	10,137
C000199534
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Behavioral Small Cap Value Equity Fund - R6
Account Value		$ 16,653		12,948	11,364	13,106	7,926	9,622	10,607	10,000
C000034900
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Behavioral Small Cap Value Equity Fund - I
Account Value		$ 22,716	10,000	17,680	15,527	17,920	10,846	13,170	14,524	13,707	11,245	10,241
C000009884
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Equity Income Fund - A
Account Value		$ 26,413	9,423	21,330	18,952	20,130	15,010	15,025	13,851	12,015	10,341	9,031
C000009886
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Equity Income Fund - C
Account Value		$ 26,004	10,000	21,156	18,939	20,270	15,224	15,356	14,262	12,466	10,807	9,509
C000199533
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Equity Income Fund - R6
Account Value		$ 22,525		18,123	16,047	16,988	12,619	12,592	11,564	10,000
C000009883
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Equity Income Fund - I
Account Value		$ 28,747	10,000	23,153	20,520	21,745	16,171	16,146	14,851	12,849	11,028	9,610
C000009891
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Intermediate U.S. Government Fund - A
Account Value		$ 10,769	9,798	9,815	9,773	10,996	11,132	10,637	9,916	10,090	10,212	9,976
C000009893
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Intermediate U.S. Government Fund - C
Account Value		$ 10,186	10,000	9,352	9,382	10,638	10,853	10,457	9,821	10,059	10,258	10,106
C000009890
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Intermediate U.S. Government Fund - I
Account Value		$ 11,247	10,000	10,238	10,157	11,399	11,523	10,983	10,213	10,366	10,465	10,197
C000123268
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Long Duration Corporate Bond Fund - A
Account Value		$ 10,979	9,799	9,281	9,155	12,676	12,348	11,588	10,630	10,716	10,499	9,947
C000123269
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Long Duration Corporate Bond Fund - C
Account Value		$ 10,403	10,000	8,872	8,804	12,291	12,052	11,391	10,531	10,685	10,547	10,075
C000234127
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Long Duration Corporate Bond Fund - R6
Account Value		$ 8,757		7,377	7,252	10,000
C000123270
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Long Duration Corporate Bond Fund - I
Account Value		$ 11,473	10,000	9,687	9,531	13,151	12,778	11,973	10,956	11,006	10,757	10,176
C000156996
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Mid Cap Relative Value Fund - A
Account Value		$ 21,081		16,990	14,807	17,196	12,770	13,531	13,302	12,369	10,380	9,425
C000156997
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Mid Cap Relative Value Fund - C
Account Value		$ 21,055		17,078	14,980	17,510	13,086	13,952	13,810	12,943	10,944	10,000
C000156998
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Mid Cap Relative Value Fund - I
Account Value		$ 22,327	10,000	17,948	15,603	18,076	13,388	14,151	13,878	12,872	10,775	9,763
C000009832
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Mid Value Fund - A
Account Value		$ 19,176	9,425	15,994	14,097	17,084	11,920	12,649	13,013	12,215	10,583	9,360
C000009834
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Mid Value Fund - C
Account Value		$ 18,876	10,000	15,868	14,096	17,204	12,092	12,927	13,399	12,674	11,062	9,857
C000199530
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Mid Value Fund - R6
Account Value		$ 16,066		13,363	11,736	14,171	9,851	10,431	10,693	10,000
C000009831
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Mid Value Fund - I
Account Value		$ 20,874	10,000	17,370	15,269	18,463	12,846	13,594	13,948	13,058	11,283	9,957
C000009838
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital North Carolina Intermediate Tax-Free Fund - A
Account Value		$ 11,196	9,804	10,451	10,340	11,352	11,354	10,955	10,254	10,364	10,396	10,027
C000112495
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital North Carolina Intermediate Tax-Free Fund - C
Account Value		$ 10,586	10,000	9,956	9,923	10,979	11,073	10,755	10,142	10,327	10,438	10,142
C000009837
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital North Carolina Intermediate Tax-Free Fund - I
Account Value		$ 11,709	10,000	10,903	10,748	11,784	11,756	11,315	10,565	10,651	10,657	10,253
C000123271
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Quality Income Fund - A
Account Value		$ 11,680	9,802	10,544	10,525	11,816	11,843	11,380	10,525	10,592	10,499	10,134
C000123272
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Quality Income Fund - C
Account Value		$ 11,098	10,000	10,085	10,138	11,449	11,556	11,182	10,430	10,565	10,552	10,262
C000123273
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Quality Income Fund - I
Account Value		$ 12,216	10,000	11,001	10,953	12,265	12,262	11,754	10,855	10,886	10,754	10,354
C000156999
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Real Estate Fund - A
Account Value		$ 18,658		14,049	13,952	17,139	13,176	14,373	12,103	11,400	11,297	9,425
C000157000
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Real Estate Fund - C
Account Value		$ 18,538		14,064	14,073	17,415	13,484	14,821	12,573	11,931	11,911	10,000
C000217819
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Real Estate Fund - R6
Account Value		$ 13,217		9,919	9,820	12,020	9,199	10,000
C000157001
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Real Estate Fund - I
Account Value		$ 21,811	10,000	16,381	16,227	19,883	15,248	16,589	13,934	13,093	12,944	10,775
C000009858
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Short Duration Bond Fund - A
Account Value		$ 11,854	9,795	10,978	10,595	11,155	11,052	10,642	10,204	10,148	10,045	9,850
C000112497
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Short Duration Bond Fund - C
Account Value		$ 11,229	10,000	10,478	10,189	10,808	10,777	10,454	10,099	10,131	10,093	9,971
C000225245
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Short Duration Bond Fund - R6
Account Value		$ 10,865		10,040	9,645	10,120	10,000
C000009857
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Short Duration Bond Fund - I
Account Value		$ 12,407	10,000	11,463	11,036	11,590	11,454	11,001	10,522	10,439	10,307	10,082
C000157002
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Small Cap Value Fund - A
Account Value		$ 22,912		17,829	15,497	18,050	11,842	13,583	14,265	13,244	10,997	9,425
C000157003
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Small Cap Value Fund - C
Account Value		$ 22,750		17,835	15,620	18,332	12,118	14,001	14,815	13,858	11,592	10,000
C000217820
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Small Cap Value Fund - R6
Account Value		$ 17,168		13,308	11,527	13,380	8,746	10,000
C000157004
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Small Cap Value Fund - I
Account Value		$ 23,388	10,000	18,151	15,741	18,289	11,970	13,693	14,345	13,285	11,004	9,413
C000009852
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital South Carolina Intermediate Tax-Free Fund - A
Account Value		$ 11,290	9,798	10,543	10,422	11,411	11,314	10,923	10,245	10,364	10,363	10,004
C000112496
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital South Carolina Intermediate Tax-Free Fund - C
Account Value		$ 10,691	10,000	10,049	10,019	11,042	11,031	10,739	10,138	10,343	10,420	10,135
C000009851
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital South Carolina Intermediate Tax-Free Fund - I
Account Value		$ 11,811	10,000	10,999	10,847	11,844	11,715	11,290	10,550	10,658	10,622	10,227
C000009844
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Special Opportunities Fund - A
Account Value		$ 25,689	9,426	20,220	17,141	21,139	15,410	14,601	14,427	12,314	10,618	9,780
C000009846
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Special Opportunities Fund - C
Account Value		$ 25,291	10,000	20,049	17,126	21,282	15,627	14,921	14,850	12,772	11,098	10,299
C000199531
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Special Opportunities Fund - R6
Account Value		$ 21,358		16,751	14,149	17,395	12,635	11,935	11,755	10,000
C000009843
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Special Opportunities Fund - I
Account Value		$ 27,941	10,000	21,939	18,550	22,826	16,595	15,686	15,458	13,160	11,323	10,402
C000009864
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Total Return Bond Fund - A
Account Value		$ 11,937	9,798	10,689	10,645	12,516	12,461	11,610	10,565	10,660	10,581	9,997
C000009866
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Total Return Bond Fund - C
Account Value		$ 11,306	10,000	10,202	10,225	12,121	12,158	11,414	10,455	10,639	10,639	10,128
C000199532
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Total Return Bond Fund - R6
Account Value		$ 11,461		10,238	10,149	11,901	11,808	10,964	9,933	10,000
C000009863
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Total Return Bond Fund - I
Account Value		$ 12,491	$ 10,000	11,159	11,073	12,998	12,908	11,997	10,880	10,962	10,853	10,229
C000119973
Account Value [Line Items]
Line Graph and Table Measure Name			Sterling Capital Ultra Short Bond Fund - A
Account Value		12,031	$ 10,000	11,336	10,799	10,916	10,862	10,628	10,349	10,226	10,124	10,025
C000119975
Account Value [Line Items]
Line Graph and Table Measure Name			Sterling Capital Ultra Short Bond Fund - I
Account Value		$ 12,333	$ 10,000	11,591	11,027	11,118	11,035	10,772	10,452	10,302	10,164	10,040
C000009872
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Virginia Intermediate Tax-Free Fund - A
Account Value		$ 11,128	9,797	10,407	10,299	11,282	11,341	10,926	10,198	10,315	10,356	9,991
C000112498
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Virginia Intermediate Tax-Free Fund - C
Account Value		$ 10,535	10,000	9,914	9,901	10,918	11,058	10,734	10,102	10,295	10,413	10,122
C000009871
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Virginia Intermediate Tax-Free Fund - I
Account Value		$ 11,646	10,000	10,865	10,725	11,709	11,741	11,283	10,514	10,608	10,624	10,224
C000009874
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital West Virginia Intermediate Tax-Free Fund - A
Account Value		$ 11,472	9,797	10,670	10,557	11,497	11,415	11,012	10,331	10,433	10,404	10,012
C000112499
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital West Virginia Intermediate Tax-Free Fund - C
Account Value		$ 10,904	10,000	10,213	10,149	11,135	11,150	10,837	10,233	10,422	10,461	10,142
C000009873
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital West Virginia Intermediate Tax-Free Fund - I
Account Value		$ 12,005	10,000	11,151	10,994	11,941	11,837	11,380	10,651	10,728	10,672	10,244
Bloomberg Global Developed Markets ex North America Large-Mid (USD) NET TR
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Developed Markets ex N America Large & Mid Cap Index
Account Value	$ 10,000	17,488		14,003	11,138	14,840	11,785	11,735	11,893	11,577	9,718	9,144
Bloomberg Global Developed Markets ex North America Large-Mid (USD) NET TR
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Developed Markets ex N America Large & Mid Cap Index
Account Value	$ 10,000	$ 17,488		14,003	11,138	14,840	11,785	11,735	11,893	11,577	9,718	9,144
Bloomberg Global Developed Markets ex North America Large-Mid (USD) NET TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Developed Markets ex N America Large & Mid Cap Index
Account Value	$ 10,000	$ 17,488		14,003	11,138	14,840	11,785	11,735	11,893	11,577	9,718	9,144
Bloomberg Global Developed Markets ex North America Large-Mid (USD) NET TR
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Developed Markets ex N America Large & Mid Cap Index
Account Value	$ 10,000	$ 17,488		14,003	11,138	14,840	11,785	11,735	11,893	11,577	9,718	9,144
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Bloomberg U.S. Government: Intermediate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government: Intermediate Index
Bloomberg U.S. Government: Intermediate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government: Intermediate Index
Bloomberg U.S. Government: Intermediate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government: Intermediate Index
Bloomberg U.S. Long Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Long Corporate Index
Bloomberg U.S. Long Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Long Corporate Index
Bloomberg U.S. Long Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Long Corporate Index
Bloomberg U.S. Long Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Long Corporate Index
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage Backed Securities Index
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage Backed Securities Index
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage Backed Securities Index
Bloomberg B3000 Sector Returns REIT (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 REIT Index
Bloomberg B3000 Sector Returns REIT (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 REIT Index
Bloomberg B3000 Sector Returns REIT (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 REIT Index
Bloomberg B3000 Sector Returns REIT (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 REIT Index
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Corporate & Government, 1-3 Years Index
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Corporate & Government, 1-3 Years Index
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Corporate & Government, 1-3 Years Index
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Corporate & Government, 1-3 Years Index
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
Bloomberg US 3000 (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 Index
Bloomberg US 3000 (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 Index
Bloomberg US 3000 (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 Index
Bloomberg US 3000 (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 12,004	10,000	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 12,004	10,000	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,078		9,929	9,866	11,552	11,656	10,895	9,878	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 12,004	$ 10,000	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value		12,004	$ 10,000	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value		$ 12,004	$ 10,000	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
Account Value		$ 12,553	10,000	11,544	11,239	12,410	12,158	11,694	10,837	10,860	10,747	10,257
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 33,432	10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Bloomberg US 1000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Value Index
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 33,432	10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Bloomberg US 1000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Value Index
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 33,432	10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Bloomberg US 1000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Value Index
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 24,619		18,210	15,117	18,352	13,916	12,101	11,758	10,000
Bloomberg US 1000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Value Index
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 33,432	10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Bloomberg US 2000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 2000 Value Index
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 33,432	10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Bloomberg US 2000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 2000 Value Index
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 24,619		18,210	15,117	18,352	13,916	12,101	11,758	10,000
Bloomberg US 2000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 2000 Value Index
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 33,432	10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Bloomberg US 2000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 2000 Value Index
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 33,432	10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Bloomberg US 1000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Value Index
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 33,432	10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Bloomberg US 1000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Value Index
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 24,619		18,210	15,117	18,352	13,916	12,101	11,758	10,000
Bloomberg US 1000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Value Index
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 33,432	10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Bloomberg US 1000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Value Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 12,004	10,000	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 12,004	10,000	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 12,004	10,000	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 12,004	10,000	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 12,004	10,000	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 9,589		8,595	8,540	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 12,004	10,000	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 33,598		24,852	20,630	25,045	18,992	16,514	16,046	13,647	11,496	10,000
Bloomberg US BMID Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Mid Cap Value Index
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 33,598		24,852	20,630	25,045	18,992	16,514	16,046	13,647	11,496	10,000
Bloomberg US BMID Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Mid Cap Value Index
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 33,432	10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Bloomberg US BMID Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Mid Cap Value Index
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 33,432	10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Bloomberg US BMID Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Mid Cap Value Index
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 33,432	10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Bloomberg US BMID Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Mid Cap Value Index
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 24,619		18,210	15,117	18,352	13,916	12,101	11,758	10,000
Bloomberg US BMID Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Mid Cap Value Index
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 33,432	10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Bloomberg US BMID Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Mid Cap Value Index
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 12,821	10,000	11,616	11,315	12,785	12,458	11,968	11,025	10,987	10,892	10,316
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 12,821	10,000	11,616	11,315	12,785	12,458	11,968	11,025	10,987	10,892	10,316
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 12,821	10,000	11,616	11,315	12,785	12,458	11,968	11,025	10,987	10,892	10,316
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 12,004	10,000	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 12,004	10,000	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 12,004	10,000	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 33,598		24,852	20,630	25,045	18,992	16,514	16,046	13,647	11,496	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 33,598		24,852	20,630	25,045	18,992	16,514	16,046	13,647	11,496	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 20,345		15,049	12,493	15,166	11,500	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 33,432	10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 12,004	10,000	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 12,004	10,000	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 9,504		8,518	8,464	9,910	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 12,004	10,000	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 33,598		24,852	20,630	25,045	18,992	16,514	16,046	13,647	11,496	10,000
Bloomberg US 2000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 2000 Value Index
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 33,598		24,852	20,630	25,045	18,992	16,514	16,046	13,647	11,496	10,000
Bloomberg US 2000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 2000 Value Index
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 20,345		15,049	12,493	15,166	11,500	10,000
Bloomberg US 2000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 2000 Value Index
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 33,432	10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Bloomberg US 2000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 2000 Value Index
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 12,821	10,000	11,616	11,315	12,785	12,458	11,968	11,025	10,987	10,892	10,316
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 12,821	10,000	11,616	11,315	12,785	12,458	11,968	11,025	10,987	10,892	10,316
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 12,821	10,000	11,616	11,315	12,785	12,458	11,968	11,025	10,987	10,892	10,316
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 33,432	10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 33,432	10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 24,619		18,210	15,117	18,352	13,916	12,101	11,758	10,000
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 33,432	10,000	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 12,821	10,000	11,616	11,315	12,785	12,458	11,968	11,025	10,987	10,892	10,316
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 12,821	10,000	11,616	11,315	12,785	12,458	11,968	11,025	10,987	10,892	10,316
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 12,821	10,000	11,616	11,315	12,785	12,458	11,968	11,025	10,987	10,892	10,316
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 12,821	10,000	11,616	11,315	12,785	12,458	11,968	11,025	10,987	10,892	10,316
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 12,821	10,000	11,616	11,315	12,785	12,458	11,968	11,025	10,987	10,892	10,316
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 12,821	$ 10,000	$ 11,616	$ 11,315	$ 12,785	$ 12,458	$ 11,968	$ 11,025	$ 10,987	$ 10,892	$ 10,316